6. PROPERTY DEPOSITS / TAX DEPOSITS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pledged for its exploration licenses in Portugal	$ 17,500	$ 134,272
Cash pledged for exploration written off	$ 167,059